Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,681	$ 10,805	$ 10,156	$ 12,554	$ 12,845	$ 11,785	$ 10,534	$ 10,733	$ 10,071	$ 9,645	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,430	10,612	10,043	12,509	12,887	11,897	10,708	10,986	10,382	10,022	10,000
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name	Class C1 (with sales charge)
Account Value	$ 10,702	10,925	10,319	12,825	13,143	12,103	10,854	11,101	10,457	10,063	10,000
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 11,176	11,302	10,612	13,127	13,431	12,324	11,016	11,225	10,525	10,099	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 10,854	11,002	10,371	12,863	13,201	12,148	10,889	11,130	10,476	10,062	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,159,598	1,168,692	1,094,490	1,347,649	1,373,738	1,255,813	1,118,418	1,135,332	1,061,489	1,012,938	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,162,907	1,171,744	1,095,828	1,350,315	1,375,995	1,256,469	1,118,604	1,135,232	1,061,102	1,013,186	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	1,129,412	1,070,249	1,230,454	1,249,775	1,162,546	1,069,228	1,069,060	1,032,452	1,005,718	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	$ 1,129,412	$ 1,070,249	$ 1,230,454	$ 1,249,775	$ 1,162,546	$ 1,069,228	$ 1,069,060	$ 1,032,452	$ 1,005,718	$ 1,000,000